Exhibit 99.1

Morgan Stanley Capital I Trust 2021-L6

Commercial Mortgage Pass-Through Certificates, Series 2021-L6

Report To:

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Starwood Mortgage Capital LLC

Argentic Real Estate Finance LLC

Bank of America, N.A.

BofA Securities, Inc.

Bancroft Capital, LLC

AmeriVet Securities, Inc.

22 June 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC Morgan Stanley Bank, N.A. Morgan Stanley & Co. LLC 1585 Broadway New York, New York 10036	Bank of America, N.A. BofA Securities, Inc. One Bryant Park New York, New York 10036

Starwood Mortgage Capital LLC 1601 Washington Avenue, Suite 800 Miami Beach, Florida 33139	Bancroft Capital, LLC 501 Office Center Drive, Suite 130 Fort Washington, Pennsylvania 19034

Argentic Real Estate Finance LLC 40 West 57th Street, 29th Floor New York, New York 10019	AmeriVet Securities, Inc. 1155 Avenue of the Americas, 14th Floor New York, New York 10036

Re:	Morgan Stanley Capital I Trust 2021-L6 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-L6 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Morgan Stanley Capital I Inc. (the “Depositor”) or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.9) document dated February 2021 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation or (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

22 June 2021

Attachment A Page 1 of 17

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 43 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	Morgan Stanley Mortgage Capital Holdings LLC (“Morgan Stanley”), Starwood Mortgage Capital LLC (“Starwood”), Argentic Real Estate Finance LLC (“Argentic”) and Bank of America, N.A. (“BANA,” together with Morgan Stanley, Starwood and Argentic, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in July 2021 (or, in the case of any mortgage loan that has its first due date after July 2021, if any, the date that would have been its due date in July 2021 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

Attachment A Page 2 of 17

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

Glenwood Farms	Loan Agreement
Closing Statement

The Domain	Loan Modification Agreement

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 17

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, Morgan Stanley, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Morgan Stanley, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.          Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning (Mos.)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Sponsor and
b.	Non-Recourse Carveout Guarantor,

as shown on the Final Data File, we identified any Mortgage Loans that had at least one common “Sponsor” or “Non-Recourse Carveout Guarantor” (each, a “Related Borrower”). We compared the “Related Borrower” information to the “Related Borrowers (Y/N)” and “Related Group” on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date or Anticipated Repayment Date,

as shown on the Final Data File, we recalculated the “Original Term To Maturity / ARD (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date and
b.	First P&I Payment Date,

as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s) and any Amortizing Loan(s) (both as defined herein) and the Mortgage Loan identified on the Final Data File as “150 Thornhill” (the “150 Thornhill Mortgage Loan”), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term To Maturity / ARD (Mos.),” as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic.

Attachment A Page 4 of 17

9. (continued)

For any Amortizing Loan (except for any Amortizing Loan which is also an Additional Interest Period Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest-Only Period (Mos.)” characteristic.

For any Amortizing Loan which is also an Additional Interest Period Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “1” for the “Original Interest-Only Period (Mos.)” characteristic.

For the 150 Thornhill Mortgage Loan, which has “Amortizing Balloon, Interest Only” for the “Amortization Type” characteristic on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “60” for the “Original Interest-Only Period (Mos.)” characteristic, as described in the applicable Source Document(s).

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

11.	Using the:
a.	Original Term To Maturity / ARD (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning (Mos.),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity / ARD (Mos.),
ii.	Remaining Interest-Only Period (Mos.) (except for the 150 Thornhill Mortgage Loan, which is described in the succeeding paragraph(s) of this Item) and
iii.	Remaining Amortization Term (Mos.) (except for any Interest Only Loan(s) and the 150 Thornhill Mortgage Loan, which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 17

11. (continued)

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

For the 150 Thornhill Mortgage Loan, which has “Amortizing Balloon, Interest Only” for the “Amortization Type” characteristic on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use “60” for the “Remaining Interest-Only Period (Mos.)” characteristic and
b.	Recalculate the “Remaining Amortization Term (Mos.)” characteristic using only the “Seasoning (Mos.)” and “Original Amortization Term (Mos.)” characteristics, as shown on the Final Data File.

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	Amortization Type,
e.	First Payment Date,
f.	Maturity Date or Anticipated Repayment Date,
g.	Interest Rate % and
h.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan (except for the Woodbridge Corporate Plaza Leased Fee Mortgage Loan (as defined herein), which is described in the succeeding paragraph(s) of this Item), as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been the related due date in the month preceding the Cut-off Date under the terms of that Mortgage Loan if a monthly debt service payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date or Anticipated Repayment Date” (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 17

12. (continued)

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date or Anticipated Repayment Date” of the Mortgage Loan, including any principal component of the related “Monthly Debt Service (P&I) ($),” as shown on the Final Data File, on the “Maturity Date or Anticipated Repayment Date” and
c.	Use the “Original Balance ($)” for any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Due Date Mortgage Loan”), for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

For the Woodbridge Corporate Plaza Leased Fee Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through iii. above using the Woodbridge Corporate Plaza Leased Fee Amortization Schedule (as defined herein) and the:

a.       Original Balance ($),

b.       First Payment Date and

c.       Maturity Date or Anticipated Repayment Date,

as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Woodbridge Corporate Plaza Leased Fee Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 7 of 17

13.	Using the:
a.	Interest Accrual Method,
b.	Original Interest-Only Period (Mos.),
c.	Amortization Type,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service (P&I) ($),
g.	Monthly Debt Service (IO) ($) and
h.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the monthly debt service for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Due Date Mortgage Loan(s) and the Woodbridge Corporate Plaza Leased Fee Mortgage Loan, which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Woodbridge Corporate Plaza Leased Fee Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics using the information on the Woodbridge Corporate Plaza Leased Fee Amortization Schedule and the “Original Balance ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.       Scheduled Interest Amount and

b.       Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.       Total Scheduled Principal Interest Due Amount and

ii.       Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 17

14.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Cut-off Date Balance ($),” as shown on the Final Data File, for the “Trust Pari Passu Cut-off Date Balance ($)” characteristic and to use the information on the Final Data File and in the applicable Data Source(s) (as defined herein), and in the case of the Woodbridge Corporate Plaza Leased Fee Mortgage Loan, the Woodbridge Corporate Plaza Leased Fee Amortization Schedule, to recalculate the aggregate principal balance of the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Trust Pari Passu Cut-off Date Balance ($)” and “Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)” characteristics.

15.	For any Mortgage Loan on the Final Data File with the “Current Additional Financing in Place (Y/N/Silent)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to determine the aggregate original principal balance of the additional debt related to such Mortgage Loan (the “Additional Financing Original Balance”) using information in the applicable Secondary Financing Document(s) (as defined herein) and/or information in the applicable Data Source(s). We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan with Additional Debt:

a.	That contains “Mezzanine” in the “Type of Additional Financing” characteristic (each, a “Mortgage Loan with Mezzanine Debt”) and/or
b.	That contains “B-Note” or “C-Note” in the “Type of Additional Financing” characteristic (each, a “Mortgage Loan with Subordinate Debt”),

we recalculated the:

i.	Mezzanine Debt Cut-off Date Balance ($) and/or
ii.	Subordinate Companion Loan Cut-off Date Balance ($)

of each Mortgage Loan with Mezzanine Debt and/or Mortgage Loan with Subordinate Debt, as applicable, in each case using information in the applicable Secondary Financing Document(s) and/or Data Source(s), assuming all scheduled payments of principal and/or interest on the applicable additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 17

15. (continued)

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any related Companion Loan(s).

For any Mortgage Loan with Additional Debt that is not a Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Subordinate Companion Loan Cut-off Date Balance ($)” characteristic.

For any Mortgage Loan with Additional Debt that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Mezzanine Debt Cut-off Date Balance ($)” characteristic.

For any Mortgage Loan that is not a Mortgage Loan with Additional Debt (based on the procedures described in the preceding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Additional Financing Original Balance,” “Subordinate Companion Loan Cut-off Date Balance ($)” and “Mezzanine Debt Cut-off Date Balance ($)” characteristics.

16.	Using the:
a.	Trust Pari Passu Cut-off Date Balance ($),
b.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($) and
c.	Subordinate Companion Loan Cut-off Date Balance ($),

as applicable, of any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, as shown on the Final Data File, we recalculated the “Whole Loan Cut-off Date Balance ($).” We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Whole Loan Cut-off Date Balance ($)” characteristic.

17.	For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan (both as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate monthly debt service of the related Companion Loan(s) (the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)”) as the difference between the:
a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (P&I) ($),

as shown on the Final Data File.

Attachment A Page 10 of 17

17. (continued)

For any Interest Only Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as the difference between the:

a.	Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) and
b.	Monthly Debt Service (IO) ($),

as shown on the Final Data File.

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable

Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

18.	Using the:
a.	Interest Rate % and
b.	Administrative Fee Rate %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Cut-off Date LTV Ratio (%),
iv.	LTV Ratio at Maturity / ARD (%),
v.	Underwritten NOI Debt Yield (%),
vi.	Underwritten NCF Debt Yield (%),
vii.	% of Initial Pool Balance,
viii.	Annual Debt Service (P&I) ($),
ix.	Annual Debt Service (IO) ($) and
x.	Loan Per Unit ($)

of each Mortgage Loan and, with respect to vii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 17

19. (continued)

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For the purpose of recalculating the “Cut-off Date LTV Ratio (%),” “Underwritten NOI Debt Yield (%)” and “Underwritten NCF Debt Yield (%)” characteristics for the Mortgage Loans identified on the Final Data File as:

i.	True Rudder,
ii.	Martin Downs & Metro Gateway,
iii.	Tower Point at the Highlands,
iv.	Abbotts Bridge Office and
v.	Glenwood Farms,

the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to decrease the “Cut-off Date Balance ($)” used in this recalculation by the “Holdback/ Earnout Amount ($),” as shown on the Final Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

For any Amortizing Pari Passu Mortgage Loan or Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use twelve (12) times the sum of the:

a.	Monthly Debt Service (P&I) ($) and
b.	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($),

as shown on the Final Data File, to recalculate the:

i.         Underwritten NOI DSCR (x) and

ii.       Underwritten NCF DSCR (x)

characteristics.

With respect to any Interest Only Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use twelve (12) times the sum of the:

a.	Monthly Debt Service (IO) ($) and
b.	Non-Trust Pari Passu Companion Loan Monthly Debt Service ($),

to recalculate the:

i.	Underwritten NOI DSCR (x) and

ii.         Underwritten NCF DSCR (x)

characteristics.

Attachment A Page 12 of 17

19. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Trust Pari Passu Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($),

as shown on the Final Data File, to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Underwritten NOI Debt Yield (%),
iii.	Underwritten NCF Debt Yield (%) and
iv.	Loan Per Unit ($)
characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Maturity/ARD Balance ($) and
b.	Aggregate principal balance of the Companion Loan(s) related to such Pari Passu Mortgage Loan scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, including any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date, to recalculate the “LTV Ratio at Maturity / ARD (%)” characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

20.	Using the:
a.	Whole Loan Monthly Debt Service ($),
b.	Whole Loan Cut-off Date Balance ($),
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.	Whole Loan Underwritten NCF DSCR (x),
ii.	Whole Loan Underwritten NOI Debt Yield (%) and

iii.         Whole Loan Cut-off Date LTV Ratio (%)

of any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 17

20. (continued)

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. through iii. above to the nearest 1/10th of one percent and
b.	Use the product of twelve (12) times the “Whole Loan Monthly Debt Service ($),” as shown on the Final Data File, to recalculate the “Whole Loan Underwritten NCF DSCR (x)” characteristic.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

21.	Using the:
a.	Cut-off Date Balance ($),
b.	Whole Loan Cut-Off Date Balance ($) and
c.	Mezzanine Debt Cut-off Date Balance ($),

as applicable, as shown on the Final Data File, we recalculated the “Total Debt Cut-off Date Balance ($)” of any Mortgage Loan with Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Cut-off Date Balance ($)” characteristic.

22.	Using the:
a.	Monthly Debt Service (IO) ($),
b.	Monthly Debt Service (P&I) ($) and
c.	Whole Loan Monthly Debt Service,

as applicable, as shown on the Final Data File, and the Mezzanine Debt Monthly Payment (as defined herein), we recalculated the “Total Debt Monthly Debt Service ($)” of any Mortgage Loan with Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan with Mezzanine Debt, the applicable Source Document(s) and/or Secondary Financing Documents indicate that the related mezzanine debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of recalculating the monthly debt service payment related to the mezzanine debt (the “Mezzanine Debt Monthly Payment“) for any Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use 1/12th of the product of:

a.	The “Mezzanine Debt Cut-off Date Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine Debt Interest Rate (%),” as shown on the Combined Data File, and
c.	365/360.

Attachment A Page 14 of 17

22. (continued)

For any Mortgage Loan that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Monthly Debt Service ($)” characteristic.

23.	Using the:
a.	Total Debt Monthly Debt Service ($),
b.	Total Debt Cut-off Date Balance ($),
c.	Underwritten Net Cash Flow ($),
d.	Underwritten Net Operating Income ($) and
e.	Appraised Value ($),

as shown on the Final Data File, we recalculated the:

i.         Total Debt Underwritten NCF DSCR (x),

ii.        Total Debt Underwritten NOI Debt Yield (%) and

iii.       Total Debt Cut-off Date LTV Ratio (%)

of any Mortgage Loan with Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Round the characteristic listed in i. above to two decimal places and the characteristics listed in ii. through iii. above to the nearest 1/10th of one percent and
b.	Use the product of twelve (12) times the “Total Debt Monthly Debt Service ($),” as shown on the Final Data File, to recalculate the “Total Debt Underwritten NCF DSCR (x)” characteristic.

For any Mortgage Loan that is not a Mortgage Loan with Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

24.	For any Top Fifteen Mortgage Loan (as defined herein) with the “Loan Purpose” characteristic as “Refinance” (each, a “Refinance Loan”) or “Recapitalization” (each, a “Recapitalization Loan”), except for any Mortgage Loan with a “Sources: Principal's New Cash Contribution ($)” greater than “$0.00,” as shown on the Final Data File (each, a “Refinance or Recapitalization Loan With Principal’s New Cash Contribution”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Sources: Principal's New Cash Contribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 15 of 17

25.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Sources: Total Sources ($)”) as the sum of the:
a.	Sources: Loan Amount ($),
b.	Sources: Subordinate Debt ($),
c.	Sources: Other Sources ($) and
d.	Sources: Principal's New Cash Contribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

26.	For any Refinance Loan or Recapitalization Loan, except for any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Uses: Principal Equity Distribution ($)” as the difference between the:
a.	Sources: Total Sources ($) and
b.	Sum of the:
i.	Uses: Loan Payoff ($),
ii.	Uses: Purchase Price ($),
iii.	Uses: Closing Costs ($),
iv.	Uses: Reserves ($) and
v.	Uses: Other Uses ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

27.	For any Top Fifteen Mortgage Loan with the “Loan Purpose” characteristic as “Acquisition” (each, an “Acquisition Loan”) or any Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Uses: Principal Equity Distribution ($)” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

28.	For each Top Fifteen Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Uses: Total Uses ($)”) as the sum of the:
a.	Uses: Loan Payoff ($),
b.	Uses: Purchase Price ($),
c.	Uses: Closing Costs ($),
d.	Uses: Reserves ($),
e.	Uses: Other Uses ($) and
f.	Uses: Principal Equity Distribution ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 16 of 17

29.	For any Acquisition Loan or Refinance or Recapitalization Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Sources: Principal’s New Cash Contribution ($)” as the difference between the:
a.	Uses: Total Uses ($) and
b.	Sum of the:
i.	Sources: Loan Amount ($),
ii.	Sources: Subordinate Debt ($) and
iii.	Sources: Other Sources ($),

as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

30.	Using the:

a.      Number of Units,

b.      Largest Tenant SF,

c.      Second Largest Tenant SF,

d.      Third Largest Tenant SF,

e.      Fourth Largest Tenant SF and

f.       Fifth Largest Tenant SF,

as shown on the Final Data File, we calculated the:

i.	Largest Tenant % of NRA,

ii.	Second Largest Tenant % of NRA,

iii.	Third Largest Tenant % of NRA,

iv.	Fourth Largest Tenant % of NRA and

v.	Fifth Largest Tenant % of NRA

of each mortgaged property (except for any mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property on the Final Data File which has the “General Property Type” as “Mixed Use” and the “Detailed Property Type” contains “Multifamily” or “Self Storage” (each, a “Mixed Use with Multifamily or Self Storage Mortgaged Property”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate commercial square footage of the related mortgaged property, as shown in the applicable Source Document(s), in place of the “Number of Units” to recalculate the:

a.	Largest Tenant % of NRA,
b.	Second Largest Tenant % of NRA,
c.	Third Largest Tenant % of NRA,
d.	Fourth Largest Tenant % of NRA and
e.	Fifth Largest Tenant % of NRA

of each Mixed Use with Multifamily or Self Storage Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 17 of 17

30. (continued)

For any mortgaged property that does not have commercial tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed above.

31.	Using the:
a.	Monthly Replacement / FF&E Reserve ($),
b.	Monthly TI/LC Reserve ($) and
c.	Number of Units,

as shown on the Final Data File, we recalculated the:

i.      Annual Cap Ex Reserve Requirement per SF/Unit ($) and

ii.     Annual TI/LC Escrow per SF/Unit ($)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

32.	Using the “Cut-off Date Balance ($),” as shown on the Final Data File, we recalculated the “% of Loan Balance” of each Mortgage Loan (except for any Multiple Property Loan(s), which are described in the succeeding paragraph(s) of this Item) and Underlying Property associated with a Multiple Property Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “<blank>” for the “% of Loan Balance” characteristic.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• N/A	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective whole loan that are stated in the applicable Data Source(s) (as defined herein)

• U-Haul SAC Portfolio 21 • Lenox & Parkville Multifamily Portfolio • Martin Downs & Metro Gateway • Moorfield & Winchester Office Portfolio • Tiger and AA Self Storage	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)

The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

The “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• N/A	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Number of Units” for each respective Underlying Property that is stated in the applicable Source Document

• Brooklyn Conway Multifamily Portfolio • Dekalb and 5th Avenue Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or Zoning Report
City (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
NCA/SCA (see Note 3)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type Code (see Notes 4 and 5)	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
General Property Type (see Note 5)	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Number of Units	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Net Rentable Square Feet Securitization Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Units Beds Rooms Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel, STR Report, Occupancy Report or Underwriter’s Summary Report

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report or Occupancy Report
Year Renovated	Appraisal Report, Engineering Report, Phase I Environmental Report or Capital Expenditures Summary
Leased Occupancy (%) (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Lease Agreement, Appraisal Report, Occupancy Report, Tenant Estoppel or STR Report
Occupancy Date (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Underwriter’s Summary Report, Lease Agreement, Appraisal Report, Occupancy Report, Tenant Estoppel or STR Report

Third Party Information:

Characteristic	Source Document(s)

Appraisal Date (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Appraised Value ($) (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Valuation Source Securitization Code (see Note 4)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Sec. 8 (Multifamily) (Y/N)	Appraisal Report or Multifamily Questionnaire
No. of Sec. 8 Units	Appraisal Report or Multifamily Questionnaire
Sec. 42 (Multifamily) (Y/N)	Appraisal Report or Multifamily Questionnaire
No. of Sec. 42 Units	Appraisal Report or Multifamily Questionnaire
Engineering Report Date	Engineering Report
Environmental Phase I Report Date (see Note 1)	Phase I Environmental Report
Environmental Phase II Report Date (see Note 9)	Phase II Environmental Report
Environmental Insurance (Y/N) (see Notes 9 and 10)	Certificate of Environmental Insurance
Environmental Insurance in Lieu of Phase II (Y/N)	Phase I Environmental Report or Certificate of Environmental Insurance
Seismic Report Date (see Note 11)	Seismic Report or Aggregate Total Letter
PML or SEL (%) (see Note 11)	Seismic Report or Aggregate Total Letter
Earthquake Zone 3 or 4 (Y/N)	Engineering Report or Seismic Report
Earthquake Insurance (Y/N) (see Note 10)	Certificate of Property Insurance, Insurance Report or Insurance Review

Exhibit 2 to Attachment A

Third Party Information: (continued)

Characteristic	Source Document(s)

Windstorm Insurance (Y/N) (Yes/No) (see Note 10)	Certificate of Property Insurance, Insurance Report or Insurance Review
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement, Tenant Estoppel or Tenant Information Summary
Flood Zone (see Note 12)	Certificate of Property Insurance, Insurance Report, Insurance Review or Engineering Report
Flood Insurance (Y/N) (see Note 10)	Certificate of Property Insurance, Insurance Report, Insurance Review or Flood Insurance Certificate

Major Tenant Information: (see Note 13)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Largest Tenant Lease Expiration Date (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Second Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Second Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Second Largest Tenant Lease Expiration Date (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Third Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Third Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Third Largest Tenant Lease Expiration Date (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fourth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fourth Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fourth Largest Tenant Lease Expiration Date (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fifth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Fifth Largest Tenant SF	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Fifth Largest Tenant Lease Expiration Date (see Note 14)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Movie Theater Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Health Club Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Bank Branch Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Restaurant Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract
Top Five Medical Office Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Abstract

Underwriting Information: (see Note 15)

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent Description	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($)	Underwriter’s Summary Report
Third Most Recent NOI ($)	Underwriter’s Summary Report
Third Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Third Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent Description	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($)	Underwriter’s Summary Report
Second Most Recent NOI ($)	Underwriter’s Summary Report
Second Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Second Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

Most Recent NOI Date	Underwriter’s Summary Report or Borrower Operating Financials
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
Most Recent ADR ($) (see Note 16)	Underwriter’s Summary Report
Most Recent RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Most Recent Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
Underwritten Economic Occupancy (%)	Underwriter’s Summary Report
Underwritten ADR ($) (see Note 16)	Underwriter’s Summary Report
Underwritten RevPAR ($) (see Note 16)	Underwriter’s Summary Report
Underwritten Hotel Occupancy (%) (see Note 16)	Underwriter’s Summary Report

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Cap Ex Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Tax Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement or Loan Modification Agreement
Insurance Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement or Loan Modification Agreement
TI/LC Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Deferred Maintenance Escrow in Place (Y/N)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Cap Ex Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Terms or Conditions for Springing Tax Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing Insurance Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Springing TI/LC Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Terms or Conditions for Other Reserve Requirement	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly Replacement / FF&E Reserve ($) (see Note 17)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Replacement Reserve Caps ($) (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 17)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
TI/LC Caps ($) (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Reserve ($) (see Note 17)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 18)	Reserve and Security Agreement, Developer Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($) (see Note 17)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Tax Bill, Servicing Report, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Insurance Reserve ($) (see Note 17)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Other Reserve ($) (see Note 17)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 18)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Reserve Description	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Other Escrow Description/ Release Provisions	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Replacement / PIP Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront Debt Service Reserve ($)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Reserve and Security Agreement, Tax Escrow Analysis, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Reserve and Security Agreement, Loan Agreement, Loan Modification Agreement or Letter of Credit
Current Cap Ex Escrow Balance (see Note 35)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Tax Escrow Balance (see Note 35)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Insurance Escrow Balance (see Note 35)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current Other Balance (see Note 35)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Current TI/LC Balance (see Note 35)	Closing Statement, Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Cap Ex Escrow Paid to: (see Note 19)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Deferred Maintenance Escrow Paid to: (see Note 19)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Tax Escrow Paid to: (see Note 19)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Insurance Escrow Paid to: (see Note 19)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on Other Escrow Paid to: (see Note 19)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Interest on TI/LC Escrow Paid to: (see Note 19)	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement
Holdback/ Earnout Amount ($)	Closing Statement, Reserve and Security Agreement, Insurance Escrow Analysis, Loan Agreement or Loan Modification Agreement
Holdback/ Earnout Description	Reserve and Security Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Promissory Note, Loan Agreement or Loan Modification Agreement
Borrower State of Incorporation	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Non-Recourse Carveout Guarantor	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Sponsor	Loan Agreement, Loan Modification Agreement, Guaranty Agreement or Asset Summary Report
Environmental Indemnitor	Loan Agreement, Loan Modification Agreement, Guaranty Agreement or Environmental Indemnity Agreement
Mortgage Loan Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 20)

For all Mortgage Loans:

•         Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•         Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Rate %	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Original Interest Rate Type Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (IO) ($) (see Note 21)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Monthly Debt Service (P&I) ($) (see Notes 20 and 21)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($) (see Note 20)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Amortization Type (see Note 1)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Type Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Frequency Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Accrual Method	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Method Code (see Note 4)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Interest Only Indicator (see Note 22)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Maturity Date or Anticipated Repayment Date (see Note 23)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Loan (Yes / No)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
ARD Rate Step	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Final Maturity Date (see Note 23)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period - Late Fee (Days)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Grace Period - Default (Days)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Provision (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Assumption Fee	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Origination Date (see Note 1)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Payment Due Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First Payment Date (see Note 24)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
First P&I Payment Date (see Note 24)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Lockbox Type (see Note 25)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement
Cash Management (see Note 25)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Cash Management Agreement, Loan Agreement, Loan Modification Agreement, Deposit Account Agreement or Reserve and Security Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Provision (see Note 26)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
LO End Date (see Notes 26 and 27)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Yield Maintenance End Date (see Notes 26 and 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premiums End Date (see Notes 26 and 28)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Defeasance Option Start Date (see Notes 26 and 29)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Prepayment Premium Indicator (see Notes 26 and 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Collateral Release (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Collateral Release Provisions	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Outparcel or Other Release Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Allowed (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Substitution Provision Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Partial Prepayment Description	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
SPE (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Independent Director (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Non-Consolidation Opinion (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Non-Consolidation Opinion
Tenants-in-common (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Tenancy-in-Common Agreement
Ownership Interest (see Note 1)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Lien Position Securitization Code (see Notes 1 and 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Mortgage/Deed of Trust
Ground Lease Expiration Date	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Annual Ground Lease Payment as of the Cut-off Date ($) (see Note 34)	Ground Lease Agreement, Ground Lease Estoppel, Ground Lease Amendment or Ground Lease Payment Schedule
Annual Ground Rent Increases (Y/N)	Ground Lease Agreement, Ground Lease Estoppel, Ground Lease Amendment or Ground Lease Payment Schedule
Ground Lease Extension Terms	Ground Lease Agreement, Ground Lease Estoppel or Ground Lease Amendment
Franchise Agreement Expiration	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement, Loan Agreement or Management Agreement
Current Additional Financing in Place (Y/N/Silent) (see Note 31)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Type of Additional Financing (see Note 31)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Future Additional Debt Permitted (Y/N)	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Future Debt Permitted Type	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Terms of Future Additional Financing	Promissory Note, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Subordinate Companion Loan Interest Rate (see Note 31)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents
Mezzanine Debt Interest Rate (%) (see Note 31)	Secondary Financing Documents
Whole Loan Monthly Debt Service ($) (see Note 32)	Promissory Note, Loan Agreement, Loan Modification Agreement, Mortgage/Deed of Trust or Secondary Financing Documents

Sources Information: (see Note 33)

Characteristic	Source Document(s)

Sources: Loan Amount ($)	Closing Statement or Loan Agreement
Sources: Subordinate Debt ($)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Sources: Other Sources ($)	Closing Statement or Loan Agreement

Exhibit 2 to Attachment A

Uses Information: (see Note 33)

Characteristic	Source Document(s)

Uses: Loan Payoff ($)	Closing Statement or Payoff Letter
Uses: Purchase Price ($)	Closing Statement, Appraisal Report, Purchase and Sale Agreement or Purchase Price Schedule
Uses: Closing Costs ($)	Closing Statement
Uses: Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Uses: Other Uses ($)	Closing Statement

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Captree Shopping Center	N/A	Environmental Phase I Report Date	4/30/2021

Glenwood Farms	N/A	Origination Date	6/22/2021
	N/A	Ownership Interest	Fee
	N/A	Lien Position Securitization Code	1

Woodbridge Corporate Plaza Leased Fee	N/A	Amortization Type	Interest Only

South York Plaza	N/A	Ownership Interest	Fee
	N/A	Lien Position Securitization Code	1

Arlingate Plaza	N/A	Ownership Interest	Fee
	N/A	Lien Position Securitization Code	1

27th Street Workspaces	N/A	Ownership Interest	Fee
	N/A	Lien Position Securitization Code	1

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the “NCA/SCA” characteristic for any mortgaged property on the Combined Data File with the “State” characteristic as “CA,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to consider “Zip Code” values of 93600 and higher as “NCA” and “Zip Code” values lower than 93600 as “SCA.”

Exhibit 2 to Attachment A

Notes: (continued)

4.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

5.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	300 East 34th Street,
b.	180 East 79th Street,
c.	228 Livingston Street,
d.	259 5th Avenue,
e.	250 Dekalb Avenue,
f.	Willow Lawn and
g.	Glenwood Farms,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

6.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “SF.” For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “SF,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

7.	For any mortgaged property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

7. (continued)

For any mortgaged property on the Combined Data File with the “Detailed Property Type” characteristic as “Leased Fee,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “N/A” for the “Leased Occupancy (%)” and “Occupancy Date” characteristic.

8.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraised Value Type” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value type, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Environmental Phase II Report Date” characteristic only for the mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file. For any mortgaged property on the Combined Data File that does not contain a phase II environmental report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for the “Environmental Phase II Report Date” characteristic.

For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” only if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place. We performed no procedures to determine if any mortgaged property on the Combined Data File that did not contain a certificate of environmental insurance Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

10.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

11.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for the mortgaged properties (if any) that contained a seismic report Source Document in the related loan file. For any mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

12.	For the purpose of comparing the “Flood Zone (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the applicable flood zone, as shown in the applicable Source Document(s), contains “A” or “V.” If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone that does not contain “A” or “V,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Zone (Y/N)” characteristic.

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant with the higher underwritten base rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s). Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

15.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

16.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures for any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”). For any mortgaged property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the indicated characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

17.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were less than the respective reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “$0” if the respective upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the respective reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the indicated characteristics for which the value on the Combined Data File was “$0,” we performed no procedures to determine if any balances in the respective reserve accounts as of the Cut-off Date are equal to or greater than any respective reserve cap amounts, as shown in the applicable Source Document(s).

18.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the reserve cap amounts that are shown in the applicable Source Document(s) regardless of any stipulations that have suspended or may potentially suspend these reserve cap amounts.

19.	For certain Mortgage Loans contributed by Morgan Stanley, the applicable Source Document(s) indicate that certain reserve account(s) are in place and amounts received are deposited into a non-interest bearing account.

For the purpose of comparing the indicated characteristics for any Mortgage Loans which contain the terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Lender.”

20.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan with the “Subordinate Companion Loan Cut-off Date Balance ($)” characteristic greater than zero, as shown on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For each Whole Loan listed in Table A2, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Document(s), the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate in right of payment to the related Mortgage Loan and Companion Loan(s).

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

U.S. Steel Tower	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$60,000,000 $100,000,000 $40,000,000	Client Provided Schedule

Woodbridge Corporate Plaza Leased Fee	Mortgage Loan Companion Loan(s)	$22,500,000 $27,500,000	Promissory Notes

The Domain	Mortgage Loan Companion Loan(s)	$50,000,000 $160,000,000	Loan Modification Agreement and Loan Agreement

For the avoidance of doubt, all references herein to Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the ”Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial IO Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($),” as shown on the Combined Data File, to the original principal balance of the related Whole Loan, as shown in the applicable Data Source(s) (the “Whole Loan Original Balance”).

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Partial IO Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of:

a.	The sum of:

i.          The “Original Balance ($),” as shown on the Combined Data File, and

ii.	The aggregate original principal balance of any related Companion Loan(s) to
b.	The Whole Loan Original Balance.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only – ARD” as the “Amortization Type,” as shown on the Combined Data File (each, an “Interest Only Pari Passu Mortgage Loan”) (except for the Mortgage Loan identified on the Combined Data File as “Woodbridge Corporate Plaza Leased Fee” (the “Woodbridge Corporate Plaza Leased Fee Mortgage Loan”), which is described in the succeeding paragraph(s) of this Note), and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product, rounded to two decimal places, of:

a.	The sum of:

i.          The “Original Balance ($),” as shown on the Combined Data File, and

ii.	The aggregate original principal balance of any related Companion Loan(s),
b.	The “Interest Rate %,” as shown in the applicable Data Source(s), and
c.	365/360.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for the Woodbridge Corporate Plaza Leased Fee Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments following the Cut-off Date for the related Whole Loan, as shown on the amortization schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (the “Woodbridge Corporate Plaza Leased Fee Amortization Schedule”).

Exhibit 2 to Attachment A

Notes: (continued)

20. (continued)

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Pari Passu Mortgage Loan with “Amortizing Balloon,” “Amortizing Balloon – ARD” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the Whole Loan Original Balance.

For the purpose of comparing the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of:

a.	The sum of:

i.          The “Original Balance ($),” as shown on the Combined Data File, and

ii.	The aggregate original principal balance of any related Companion Loan(s) to
b.	The Whole Loan Original Balance.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)” characteristic.

21.	For the purpose of comparing the “Monthly Debt Service (IO) ($)” characteristic for the 150 Thornhill Mortgage Loan and any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic:
a.	As “Interest Only” or “Interest Only – ARD” (each, an “Interest Only Loan”) (except for the Woodbridge Corporate Plaza Leased Fee Mortgage Loan, which is described in the succeeding paragraph(s) of this Note) or
b.	As “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon - ARD” (each, a “Partial IO Loan”),

and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service (IO) ($)” characteristic as 1/12th of the product of:

i.	The “Original Balance ($),” as shown on the Combined Data File,
ii.	The “Interest Rate %,” as shown on the Combined Data File, and
iii.	365/360.

Exhibit 2 to Attachment A

Notes: (continued)

21. (continued)

For the purpose of comparing the “Monthly Debt Service (IO) ($)” characteristic for the Woodbridge Corporate Plaza Leased Fee Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly interest payments following the Cut-off Date for the related Whole Loan, as shown on the Woodbridge Corporate Plaza Leased Fee Amortization Schedule), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the Woodbridge Corporate Plaza Leased Fee Amortization Schedule.

For any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon,” “Amortizing Balloon - ARD” or “Fully Amortizing” (each, an “Amortizing Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (IO) ($)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for any Partial IO Loan (except for any Partial IO Pari Passu Mortgage Loan(s), which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount following the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document(s).

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for the 150 Thornhill Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service amount preceding the expiration of the “Original Interest-Only Period (Mos.),” as shown in the applicable Source Document(s).

For any Interest Only Loan (except for the Woodbridge Corporate Plaza Leased Fee Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Monthly Debt Service (P&I) ($)” characteristic.

For the purpose of comparing the “Monthly Debt Service (P&I) ($)” characteristic for the Woodbridge Corporate Plaza Leased Fee Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly principal and interest payments following the Cut-off Date for the related Whole Loan, as shown on the Woodbridge Corporate Plaza Leased Fee Amortization Schedule), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the Woodbridge Corporate Plaza Leased Fee Amortization Schedule.

Exhibit 2 to Attachment A

Notes: (continued)

22.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for the 150 Thornhill Mortgage Loan and any Interest Only Loan or Partial IO Loan. For any Mortgage Loan that is not the 150 Thornhill Mortgage Loan, an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

23.	For the purpose of comparing the “Maturity Date or Anticipated Repayment Date” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

For the purpose of comparing the “Final Maturity Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the final maturity date for the related Mortgage Loan, as shown in the applicable Source Document(s), for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “Yes” and
b.	Use “NAP” for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes / No)” characteristic as “No.”

24.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first due date (except for any Additional Interest Period Loan(s) (as defined herein), which are described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

With respect to any Mortgage Loan(s) listed in Table A3 (each, an ”Additional Interest Period Loan”), the related Source Document(s) indicate that the “Payment Due Date” after the end of the first full interest accrual period will occur in the second month following the Cut-off Date. For the purpose of comparing the “First Payment Date” characteristic for any Additional Interest Period Loan(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Payment Due Date“ occurring in the month after the Cut-off Date and indicated that an interest-only payment will be remitted to the Issuing Entity on such date in an amount equal to the applicable interest due for such Additional Interest Period Loan for the interest accrual period, as described in the related Source Document(s), that would have been applicable for such payment if a payment had been due on such date.

Table A3:
Mortgage Loan

N/A

Exhibit 2 to Attachment A

Notes: (continued)

24. (continued)

For the purpose of comparing the “First P&I Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Use the “First Payment Date,” as shown on the Combined Data File, for the 150 Thornhill Mortgage Loan and any Amortizing Loan that is not an Additional Interest Period Loan,
b.	Use the first “Payment Due Date” that a monthly payment of principal and interest is due, as described in the Source Document(s), for any Amortizing Loan that is also an Additional Interest Period Loan,
c.	Use the first “Payment Due Date” following the expiration of the “Original Interest-Only Period (Mos.)” for any Partial IO Loan and
d.	Use “NAP” for any Interest Only Loan.

25.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

26.	For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events, permitted outparcel releases due to transfers or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention, as stated in the applicable Source Document(s).

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayments made in connection with the release of funds from any earnout reserve(s), as described in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

27.	For the purpose of comparing the “LO End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “LO End Date” characteristic.

For any Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “LO End Date” characteristic.

28.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

29.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period, as shown in the applicable Source Document(s). For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

30.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

31.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Current Additional Financing in Place (Y/N/Silent),
b.	Type of Additional Financing,
c.	Subordinate Companion Loan Interest Rate and
d.	Mezzanine Debt Interest Rate (%)

characteristics only for any Mortgage Loan on the Combined Data File for which either:

i.	The promissory note, loan agreement, loan modification agreement and/or mortgage/deed of trust Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, C-notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”), that describe the existence of any additional debt or, in the case of any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule, that describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s) and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For any Mortgage Loan which does not have additional debt (based on the procedures described in this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” as the value on the Combined Data File for the “Current Additional Financing in Place (Y/N/Silent)” characteristic and to use “NAP” as the value on the Combined Data File for each of the characteristics listed in b. through d. of the first paragraph of this Note.

Exhibit 2 to Attachment A

Notes: (continued)

32.	For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt with the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” on the Combined Data File (except for the Woodbridge Corporate Plaza Leased Fee Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), and which also has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.         The Whole Loan Original Balance,

b.	The interest rate for the related Whole Loan, as shown in the applicable Data Source(s), and

c.         365/360.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for the Woodbridge Corporate Plaza Leased Fee Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments following the Cut-off Date for the related Whole Loan, as shown on the Woodbridge Corporate Plaza Leased Fee Amortization Schedule.

For the purpose of comparing the “Whole Loan Monthly Debt Service ($)” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt with the “Amortization Type” characteristic as “Interest Only, Amortizing Balloon” or “Interest Only, Amortizing Balloon – ARD” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” for the related Whole Loan that is shown in the applicable Data Source(s) and/or Secondary Financing Documents.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Whole Loan Monthly Debt Service ($)” characteristic.

33.	For the purpose of comparing the “Sources Information” and “Uses Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures only for the Mortgage Loans with the “Loan ID Number” characteristic on the Combined Data File less than “16” (each, a “Top Fifteen Mortgage Loan”).

34.	For the purpose of comparing the “Annual Ground Lease Payment as of the Cut-off Date ($)” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to take the sum of the first 12 monthly ground lease payments following the Cut-off Date, as shown in the applicable Source Document(s), if the applicable Source Document(s) do not show an annual ground lease payment.

Exhibit 2 to Attachment A

Notes: (continued)

35.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the lesser of:
a.	The cap for the applicable reserve, as shown on the Combined Data File, and
b.	The sum of:
i.	The initial escrow amount for the applicable reserve, as shown on the Combined Data File, and
ii.	The product of:
(a)	The ongoing escrow payment amount for the applicable reserve, as shown on the Combined Data File, and
(b)	The “Seasoning (Mos.)” of the related Mortgage Loan, as shown on the Combined Data File,

except for any Mortgage Loan with an initial escrow amount for the applicable reserve that is greater than the corresponding cap, as shown on the Combined Data File, for which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the initial escrow amount for the applicable reserve, as shown on the Combined Data File.

We performed no procedures to determine if the current escrow balances recalculated as described in this Note agree with the actual balances in the respective escrow accounts as of the Cut-off Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Loan ID Number
Loan / Property Flag
Deal
Status
# of Properties
Internal Loan ID
Footnotes (for Loan and Property Information)
Owner Occupied >20% (Y/N)
Appraised Value Type
Cross Collateralized / Cross Defaulted (Y/N)
Crossed Group
Loan Purpose
New or Recycled Borrowing Entity
Condo Component (Y/N - % of Borrower Control)
Total Trust Exposure
Administrative Fee Rate %
Pari Passu (Y/N)
Pari Passu in Trust Controlling (Y/N)
Property Located Within a Qualified Opportunity Zone (Y/N)
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount

Exhibit 3 to Attachment A

Characteristic

Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Financials Securitization Date
Most Recent Financials Start Date
Most Recent Financials End Date
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount

Exhibit 3 to Attachment A

Characteristic

Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
Investment Grade Y/N
Notes
Coop - Rental Value
Coop - LTV as Rental
Coop - Unsold Percent
Coop - Sponsor Units
Coop - Investor Units
Coop - Coop Units
Coop - Sponsor/Investor Carry
Coop - Committed Secondary Debt

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.